Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share
in	2013	2012	2011
Basic net income attributable to shareholders (CHF million)
Income from continuing operations	2,181	1,389	1,978
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income attributable to shareholders	2,326	1,349	1,953
Preferred securities dividends	(236)	(231)	(216)
Net income attributable to shareholders for basic earnings per share	2,090	1,118	1,737
Available for common shares	1,868	1,044	1,641
Available for unvested share-based payment awards	152	66	96
Available for mandatory convertible securities [1]	70	8	–
Diluted net income attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	2,090	1,118	1,737
Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	–	–	–
Net income attributable to shareholders for diluted earnings per share	2,090	1,118	1,737
Available for common shares	1,868	1,044	1,641
Available for unvested share-based payment awards	152	66	96
Available for mandatory convertible securities [1]	70	8	–
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,532.9	1,320.4	1,239.3
Dilutive contracts that may be settled in shares or cash [3]	–	–	–
Dilutive share options and warrants	1.4	4.9	2.9
Dilutive share awards	1.2	1.8	5.3
Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,535.5	1,327.1	1,247.5
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	125.0	97.3	72.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	63.0	97.1	–
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations	1.14	0.82	1.34
Basic earnings/(loss) per share from discontinued operations	0.08	(0.03)	(0.02)
Basic earnings per share available for common shares	1.22	0.79	1.32
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations	1.14	0.82	1.34
Diluted earnings/(loss) per share from discontinued operations	0.08	(0.03)	(0.02)
Diluted earnings per share available for common shares	1.22	0.79	1.32
Prior periods have been adjusted to reflect the increase in the number of shares outstanding that arose from the 2013 stock dividend, as required under US GAAP.
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2
Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled. Fair value of the PAF2 units which are reflected in the net profit of the Group are not adjusted for 2013 and 2012, respectively, as the effect would be antidilutive.

3
Reflects weighted-average shares outstanding on PAF2 units. Weighted-average shares on PAF2 units for 2013 and 2012, respectively, were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.

4
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 35.9 million, 50.3 million and 37.3 million for 2013, 2012 and 2011, respectively.